April 1, 2011

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Division of Investment Management

RE: BlackRock Russell 1000® Index Fund of BlackRock Funds III

Post-Effective Amendment No. 106 to the Registration Statement on Form N-1A

(Securities Act File No. 33-54126, Investment Company Act File No. 811-07332)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Russell 1000® Index Fund of BlackRock Funds III (the “Fund”) hereby certifies that:

(1) the form of Prospectuses and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 106 to the Fund’s Registration Statement on Form N-1A; and

(2) the text of Post-Effective Amendment No. 106 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on March 30, 2011.

Sincerely,

BlackRock Funds III

/s/ Ben Archibald

Ben Archibald
Assistant Secretary of the Fund